Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2026
Related Party Transactions [Abstract]
Schedule of Commissions
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended		Nine months ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
Ceding commission expense	$89.2	$87.1	$244.2	$236.1
Profit commission expense	7.6	—	9.9	—
The Fidelis Partnership commissions	$96.8	$87.1	$254.1	$236.1